                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 28-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Anton Schutz            Rochester, NY  14618    May 7, 2008
   -------------------------------    --------------------   -------------
             [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   51
                                        --------------------

Form 13F Information Table Value Total: $            135,672
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

            ITEM 1               ITEM 2    ITEM 3     ITEM 4         ITEM 5          ITEM 6      ITEM 7          ITEM 8
------------------------------  --------  ---------  ---------  ---------------  --------------  ------  ---------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR          PUT/  INVSTMNT  OTHER
        NAME OF ISSUER           CLASS      CUSIP    (X $1000)  PRN AMT  SH/PRN  CALL  DISCRETN  MGRS     SOLE    SHARED  NONE
ASSURED GUARANTY LTD              COM     G0585R106      3,680  155,000    SH            SOLE            155,000    0      0
CRM HOLDINGS LTD                  COM     G2554P103      3,987  778,681    SH            SOLE            778,681    0      0
INVESCO LTD                       SHS     G491BT108      4,570  187,600    SH            SOLE            187,600    0      0
ALLIANCE FINANCIAL CORP NY        COM     019205103      6,350  244,320    SH            SOLE            244,320    0      0
ALLSTATE CORP                     COM     020002101        721   15,000    SH            SOLE             15,000    0      0
AMERIPRISE FINL INC               COM     03076C106      2,593   50,000    SH            SOLE             50,000    0      0
ANNALY CAP MGMT INC               COM     035710409      8,097  528,500    SH            SOLE            528,500    0      0
ANWORTH MORTGAGE ASSET CP         COM     037347101        490   80,000                  SOLE             80,000    0      0
BANCORP RHODE ISLAND INC          COM     059690107      5,049  139,471    SH            SOLE            139,471    0      0
BANK OF NEW YORK MELLON CORP      COM     064058100      1,252   30,000    SH            SOLE             30,000    0      0
BEACON FED BANCORP INC            COM     073582108      1,581  154,507    SH            SOLE            154,507    0      0
BERKSHIRE HILLS BANCORP INC       COM     084680107        713   28,300    SH            SOLE             28,300    0      0
CAPITAL SOUTH BANCORP             COM     14056A101         70    9,784    SH            SOLE              9,784    0      0
CAPSTEAD MTG CORP                 COM     14067E506        684   60,000    SH            SOLE             60,000    0      0
CENTENNIAL BK HOLDINGS INC DEL    COM     151345303      2,795  445,000    SH            SOLE            445,000    0      0
CHICOPEE BANCORP                  COM     168565109      4,458  337,496    SH            SOLE            337,496    0      0
CITIGROUP INC                     COM     172967101      3,213  150,000    SH            SOLE            150,000    0      0
CITIZENS SOUTH BKG CP DEL         COM     176682102      6,194  652,683    SH            SOLE            652,683    0      0
CONNECTICUT BK&TR CO HART NE      COM     207546102        959  159,782    SH            SOLE            159,782    0      0
FIRST CLOVER FINL CORP            COM     31969M105        261   27,200    SH            SOLE             27,200    0      0
FIRST COMMUNITY BANCORP CALIF     COM     31983B101      1,611   60,000    SH            SOLE             60,000    0      0
HUDSON CITY BANCORP               COM     443683107      2,427  137,300    SH            SOLE            137,300    0      0
IBERIA BANK CORP                  COM     450828108      1,173   26,500    SH            SOLE             26,500    0      0
INVESTORS BANCORP INC             COM     46146P102      3,817  248,692    SH            SOLE            248,692    0      0
JP MORGAN CHASE & CO              COM     46625H100      6,443  150,000    SH            SOLE            150,000    0      0
LSB CORP                          COM     50215P100        910   57,800    SH            SOLE             57,800    0      0
LINCOLN NATL CORP IND             COM     534187109        520   10,000    SH            SOLE             10,000    0      0
MFA MTG INVTS INC                 COM     55272X102      5,530  877,800    SH            SOLE            877,800    0      0
NATIONAL CITY CORP                COM     635405103      2,488  250,000    SH            SOLE            250,000    0      0
NEW ENGLAND BANKSHARES INC      COM NEW   643863202        914   81,267    SH            SOLE             81,267    0      0
NEWALLIANCE BANKSHARES INC        COM     650203102      2,605  212,500    SH            SOLE            212,500    0      0
NORTHEAST CMNTY BANCORP INC       COM     664112109      1,834  155,000    SH            SOLE            155,000    0      0
NORTHERN TR CORP                  COM     665859104        997   15,000    SH            SOLE             15,000    0      0
PARKVALE FINL CORP                COM     701492100        457   17,024    SH            SOLE             17,024    0      0
PEOPLES UNITED FINANCIAL INC      COM     712704105      9,618  555,622    SH            SOLE            555,622    0      0
PORTER BANCORP INC                COM     736233107      3,716  203,719    SH            SOLE            203,719    0      0
PRUDENTIAL FINL INC               COM     744320102      3,130   40,000    SH            SOLE             40,000    0      0
ROME BANCORP INC NEW              COM     77587P103      2,482  212,893    SH            SOLE            212,893    0      0
SLM CORP                          COM     78442P106      4,221  275,000    SH            SOLE            275,000    0      0
SOVEREIGN BANCORP INC             COM     845905108      1,398  150,000    SH            SOLE            150,000    0      0
STERLING BANCSHARES INC           COM     858907108      1,267  127,500    SH            SOLE            127,500    0      0
STERLING BANCORP                  COM     859158107      2,350  151,319    SH            SOLE            151,319    0      0
SUNTRUST BKS INC                  COM     867914103        551   10,000    SH            SOLE             10,000    0      0
SUPERIOR BANCORP                  COM     86806M106        236   47,522    SH            SOLE             47,522    0      0
TCF FINANCIAL CORP                COM     872275102      1,478   82,500    SH            SOLE             82,500    0      0

            ITEM 1               ITEM 2    ITEM 3     ITEM 4         ITEM 5          ITEM 6      ITEM 7          ITEM 8
------------------------------  --------  ---------  ---------  ---------------  --------------  ------  ---------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR          PUT/  INVSTMNT  OTHER
        NAME OF ISSUER           CLASS      CUSIP    (X $1000)  PRN AMT  SH/PRN  CALL  DISCRETN  MGRS     SOLE    SHARED  NONE
TFS FINANCIAL CORP                COM     87240R107      4,872  405,000    SH            SOLE            405,000    0      0
TEXAS CAPITAL BANCSHARES INC      COM     88224Q107      1,534   90,874    SH            SOLE             90,874    0      0
TRAVELERS COMPANIES INC           COM     89417E109      1,196   25,000    SH            SOLE             25,000    0      0
US BANCORP DEL                  COM NEW   902973304        809   25,000    SH            SOLE             25,000    0      0
VIEWPOINT FINL  GROUP             COM     926727108      3,186  192,948    SH            SOLE            192,948    0      0
WILLOW FINANCIAL BANCORP INC      COM     97111W101      4,185  566,248    SH            SOLE            566,248    0      0